Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total additional asset retirement obligations incurred for the period	$ 7,700	$ 14,500
Interest Rate Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities associated with interest rate swaps	45,199	54,994
Interest Rate Swap Contracts | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities associated with interest rate swaps	45,199	$ 54,994
Senior subordinated notes due September 2018 | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long term notes	246,400
1.00% Convertible senior notes due December 2020 | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long term notes	$ 269,500